[LOGO] HARRIS INSIGHT FUNDS (TM)

                          HARRIS INSIGHT BALANCED FUND
                         HARRIS INSIGHT CORE EQUITY FUND
                      HARRIS INSIGHT EMERGING MARKETS FUND
                           HARRIS INSIGHT EQUITY FUND
                            HARRIS INSIGHT INDEX FUND
                        HARRIS INSIGHT INTERNATIONAL FUND
                    HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                       HARRIS INSIGHT SMALL-CAP VALUE FUND
                            HARRIS INSIGHT BOND FUND
                       HARRIS INSIGHT HIGH YIELD BOND FUND
                HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                       HARRIS INSIGHT TAX-EXEMPT BOND FUND
                   HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND
                        HARRIS INSIGHT MONEY MARKET FUND
                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND

                         A SHARES, B SHARES AND N SHARES
                       Supplement dated December 20, 2004
                       to the prospectus dated May 1, 2004

This Supplement replaces the Supplements dated July 9, 2004 and October 4, 2004 to the A, B and N Shares Prospectus dated May 1, 2004.

                                      * * *

The Funds no longer offer B shares. All references to B shares in the Prospectus should be disregarded.

                                      * * *

On pages 37 and 38 of the prospectus, the following text replaces the corresponding paragraphs under the section "Portfolio Managers - Portfolio Managers of the Harris Insight Money Market Funds":

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 10 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Arts is also co-manager of the Government Money Market Fund.


                                                                        HIF-1283

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 8 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Eager is also co-manager of the Government Money Market Fund.

GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts was appointed co-manager of the Fund in 2004. See information for the Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed co-manager of the Fund in 2004. See information for the Money Market Fund.

                                      * * *

On page 45 of the prospectus, the section "Redemption Fee - for A Shares and N Shares only", is replaced in its entirety by the following:

REDEMPTION FEE FOR A SHARES AND N SHARES

Each of the Equity Funds and the Fixed Income Funds is intended for long-term investors. Investors who engage in frequent exchanges or purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Equity Funds and the Fixed Income Funds will assess a redemption fee in the amount of 2.00% on redemptions or exchanges of A Shares and N Shares that have been held for 30 days or less from the time of purchase. In calculating the redemption fee, the Funds currently use the "first in, first-out" method, but reserve the right, after notice to shareholders, to change that methodology. Redemption fees are not sales loads or contingent deferred sales loads.

The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. Upon satisfactory documentation confirming eligibility for a waiver, the redemption fee will be waived for any redemption due to: (a) the death or disability of the account holder after the date of purchase; (b) compliance with a court order; (c) termination or dissolution of a qualified retirement plan; or (d) hardship withdrawal under applicable laws and regulations.

The redemption fee also will not be assessed against Fund shares held through certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

If you believe you qualify for a waiver from the redemption fee, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds' method. You should contact their financial institution or professional or refer to their plan documents for more information on how the redemption fee is applied to your Fund shares.

Certain intermediaries may impose restrictions on the activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to enforce such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.

                        [LOGO] HARRIS INSIGHT FUNDS (TM)

                          HARRIS INSIGHT BALANCED FUND
                         HARRIS INSIGHT CORE EQUITY FUND
                      HARRIS INSIGHT EMERGING MARKETS FUND
                           HARRIS INSIGHT EQUITY FUND
                            HARRIS INSIGHT INDEX FUND
                        HARRIS INSIGHT INTERNATIONAL FUND
                 HARRIS INSIGHT SMALL-CAP AGGRESSIVE GROWTH FUND
                    HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                       HARRIS INSIGHT SMALL-CAP VALUE FUND
                            HARRIS INSIGHT BOND FUND
                       HARRIS INSIGHT HIGH YIELD BOND FUND
                HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                       HARRIS INSIGHT TAX-EXEMPT BOND FUND
                  HARRIS INSIGHT ULTRA SHORT DURATION BOND FUND
                   HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND
                        HARRIS INSIGHT MONEY MARKET FUND
                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND

                              INSTITUTIONAL SHARES
                       Supplement dated December 20, 2004
                       to the prospectus dated May 1, 2004

This Supplement replaces the Supplement dated July 9, 2004 to the Institutional Shares Prospectus dated May 1, 2004.

                                      * * *

On page 34 of the prospectus, the following text replaces the corresponding paragraph under the section "Portfolio Managers - Portfolio Managers of the Harris Insight Fixed Income Funds":

ULTRA SHORT DURATION BOND FUND

MARK HEUER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Prior to joining HIM in 2000, Mr. Heuer was employed by a Chicago-area money-management firm where he was responsible for the oversight of all cash investments, including cash management, forecasting, controlled disbursements and risk management. He was appointed manager of the Fund in 2004.

                                      * * *

                                                                        HIF-1183

On page 35 of the prospectus, the following text replaces the corresponding paragraphs under the section "Portfolio Managers - Portfolio Managers of the Harris Insight Money Market Funds":

MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts joined HIM in 1995. He has 10 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Arts is also co-manager of the Government Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager joined HIM in 1996. He has 8 years of investment management experience and was appointed co-manager of the Fund in 2004. Mr. Eager is also co-manager of the Government Money Market Fund.

GOVERNMENT MONEY MARKET FUND

PETER J. ARTS, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Arts was appointed co-manager of the Fund in 2004. See information for the Money Market Fund.

BOYD R. EAGER, PRINCIPAL AND PORTFOLIO MANAGER (HIM)

Mr. Eager was appointed co-manager of the Fund in 2004. See information for the Money Market Fund.

                                      * * *

On page 38 of the prospectus, the section "Contingent Redemption Fee", is replaced in its entirety by the following:

CONTINGENT REDEMPTION FEE

Each of the Equity Funds and the Fixed Income Funds (other than the Ultra Short Duration Bond Fund) is intended for long-term investors. Investors who engage in frequent exchanges or purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, each of the Equity Funds and the Fixed Income Funds (other than the Ultra Short Duration Bond Fund) will assess a redemption fee in the amount of 2.00% on redemptions or exchanges of Fund shares that have been held for 30 days or less from the time of purchase. In calculating the redemption fee, the Funds currently use the "first in, first-out" method, but reserve the right, after notice to shareholders, to change that methodology. Redemption fees are not sales loads or contingent deferred sales loads.

The redemption fee does not apply to any shares purchased through the reinvestment of dividends or capital gains. Upon satisfactory documentation confirming eligibility for a waiver, the redemption fee will be waived for any redemption due to: (a) the death or disability of the account holder after the date of purchase; (b) compliance with a court order; (c) termination or dissolution of a qualified retirement plan; or (d) hardship withdrawal under applicable laws and regulations.

The redemption fee also will not be assessed against Fund shares held through certain omnibus accounts and retirement plan accounts where the omnibus account holder or the retirement plan administrator does not have the capability to impose a redemption fee on its underlying customers' accounts; and certain intermediaries that do not have, or report to the Funds, sufficient information to impose a redemption fee on their customers' accounts.

If you believe you qualify for a waiver from the redemption fee, you will need to provide documentation to the Funds. For more information, you should contact your financial institution or professional, or the Funds directly at 800.982.8782.

Certain intermediaries have agreed to charge a Fund's redemption fee on their customers' accounts. In this case, the amount of the fee and the holding period will generally be consistent with the Funds criteria. However, due to operational requirements, the intermediaries' methods for tracking and calculating the fee may differ in some respects from the Funds' method. You should contact their financial institution or professional or refer to their plan documents for more information on how the redemption fee is applied to your Fund shares.

Certain intermediaries may impose restrictions on the activity of accounts traded through those intermediaries. Such restrictions may include, but are not limited to, requiring that trades be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently redeemed Fund shares, requiring intermediaries to report information about customers who purchase and redeem large amounts, and similar restrictions. The Funds' ability to enforce such restrictions with respect to accounts traded through particular intermediaries may vary depending on the systems capabilities, applicable contractual and legal restrictions and cooperation of the particular intermediary.